Goodwill and Intangible Assets, net - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 241	$ 182
2018		1,000
2019		1,000
2020		1,000
2021		1,000
2022		$ 1,000
Customer Relationships [Member] | Pure Rooms [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years	5 years
Customer Relationships [Member] | J&S [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	7 years	7 years